UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2019

*

This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. Each remaining series of the Registrant has a fiscal year end other than May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2019
MFS®  Aggressive Growth Allocation Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 30.0%
MFS Emerging Markets Equity Fund - Class R6	999,207	$ 34,772,381
MFS International Growth Fund - Class R6	4,336,679	140,942,069
MFS International New Discovery Fund - Class R6	2,148,490	70,083,753
MFS International Value Fund - Class R6	3,434,305	140,978,218
MFS Research International Fund - Class R6	8,175,495	141,681,333
		$ 528,457,754
Specialty Funds – 9.8%
MFS Commodity Strategy Fund - Class R6	16,085,144	$ 87,020,632
MFS Global Real Estate Fund - Class R6	5,337,277	86,784,121
		$ 173,804,753
U.S. Stock Funds – 60.2%
MFS Growth Fund - Class R6	2,148,774	$ 230,649,382
MFS Mid Cap Growth Fund - Class R6	9,282,865	177,117,058
MFS Mid Cap Value Fund - Class R6	7,734,677	176,041,237
MFS New Discovery Fund - Class R6	1,510,953	44,724,212
MFS New Discovery Value Fund - Class R6	2,882,259	44,012,098
MFS Research Fund - Class R6	3,931,312	158,746,398
MFS Value Fund - Class R6	5,820,197	229,897,778
		$ 1,061,188,163
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.49% (v)	656	$ 656
Total Investment Companies		$ 1,763,451,326

Other Assets, Less Liabilities – 0.0%		405,824
Net Assets – 100.0%		$ 1,763,857,150
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,763,451,326.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,763,451,326	$—	$—	$1,763,451,326
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	14,643,292	2,257,709	(815,857)	16,085,144
MFS Emerging Markets Equity Fund	948,847	110,217	(59,857)	999,207
MFS Global Real Estate Fund	5,822,775	327,856	(813,354)	5,337,277
MFS Growth Fund	2,240,542	124,753	(216,521)	2,148,774
MFS Institutional Money Market Portfolio	185,925	33,635,098	(33,820,367)	656
MFS International Growth Fund	4,176,237	311,233	(150,791)	4,336,679
MFS International New Discovery Fund	1,943,880	274,508	(69,898)	2,148,490
MFS International Value Fund	3,308,059	270,050	(143,804)	3,434,305
MFS Mid Cap Growth Fund	9,766,861	512,755	(996,751)	9,282,865
MFS Mid Cap Value Fund	7,542,504	658,656	(466,483)	7,734,677
MFS New Discovery Fund	1,343,722	342,700	(175,469)	1,510,953
MFS New Discovery Value Fund	2,822,326	312,611	(252,678)	2,882,259
MFS Research Fund	3,745,678	523,033	(337,399)	3,931,312
MFS Research International Fund	7,383,613	937,665	(145,783)	8,175,495
MFS Value Fund	5,876,074	384,086	(439,963)	5,820,197
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(3,197,439)	$(7,725,492)	$—	$2,645,826	$87,020,632
MFS Emerging Markets Equity Fund	(236,360)	(1,805,414)	—	291,505	34,772,381
MFS Global Real Estate Fund	353,804	3,940,255	303,705	2,166,794	86,784,121
MFS Growth Fund	9,934,434	(4,697,541)	7,786,138	644,277	230,649,382
MFS Institutional Money Market Portfolio	(264)	—	—	7,382	656
MFS International Growth Fund	(350,259)	(6,912,969)	2,939,769	2,327,920	140,942,069
MFS International New Discovery Fund	(413,360)	(7,284,017)	3,339,334	811,205	70,083,753
MFS International Value Fund	(528,920)	(6,064,095)	3,795,573	2,247,785	140,978,218
MFS Mid Cap Growth Fund	3,438,080	2,540,974	6,666,173	—	177,117,058
MFS Mid Cap Value Fund	29,524	(5,956,639)	5,659,633	4,052,525	176,041,237
MFS New Discovery Fund	819,521	(5,468,074)	4,809,640	2,446,543	44,724,212
MFS New Discovery Value Fund	105,114	(1,983,123)	1,427,017	1,542,008	44,012,098
MFS Research Fund	735,615	(9,090,092)	13,992,541	2,580,876	158,746,398
MFS Research International Fund	(442,474)	(11,134,967)	996,503	6,061,679	141,681,333
MFS Value Fund	(285,952)	5,274,663	2,909,668	3,818,204	229,897,778
	$9,961,064	$(56,366,531)	$54,625,694	$31,644,529	$1,763,451,326

3

Quarterly Report
February 28, 2019
MFS®  Blended Research®
Growth Equity Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.1%
Boeing Co.	13,820	$ 6,080,247
Airlines – 1.0%
Delta Air Lines, Inc.	38,332	$ 1,900,501
Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	28,011	$ 2,401,383
Automotive – 1.0%
Lear Corp.	12,477	$ 1,897,377
Biotechnology – 5.4%
Amgen, Inc.	4,029	$ 765,832
Biogen, Inc. (a)	9,583	3,143,320
Celgene Corp. (a)	12,830	1,066,430
Illumina, Inc. (a)	8,723	2,728,293
Incyte Corp. (a)	2,727	235,149
Regeneron Pharmaceuticals, Inc. (a)	1,546	665,924
Vertex Pharmaceuticals, Inc. (a)	9,814	1,852,392
		$ 10,457,340
Business Services – 6.0%
Accenture PLC, “A”	14,711	$ 2,374,061
Cognizant Technology Solutions Corp., “A”	34,079	2,418,927
DXC Technology Co.	30,372	2,000,300
Fidelity National Information Services, Inc.	18,382	1,988,013
First Data Corp. (a)	59,047	1,484,442
WEX, Inc. (a)	8,477	1,509,415
		$ 11,775,158
Cable TV – 0.1%
Comcast Corp., “A”	4,483	$ 173,358
Chemicals – 1.9%
CF Industries Holdings, Inc.	48,304	$ 2,038,429
Eastman Chemical Co.	19,430	1,606,666
		$ 3,645,095
Computer Software – 12.0%
Adobe Systems, Inc. (a)	16,542	$ 4,342,275
Microsoft Corp.	125,538	14,064,022
Okta, Inc. (a)	8,999	763,835
Salesforce.com, Inc. (a)	25,526	4,177,330
		$ 23,347,462
Computer Software - Systems – 6.1%
Apple, Inc.	61,430	$ 10,636,605
Atlassian Corp. PLC, “A” (a)	3,915	420,784
Tableau Software, Inc., “A” (a)	2,197	289,784
Western Digital Corp.	12,656	636,597
		$ 11,983,770
Construction – 0.3%
Toll Brothers, Inc.	16,600	$ 590,960
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.3%
Kimberly-Clark Corp.	21,043	$ 2,458,454
Consumer Services – 2.1%
Bookings Holdings, Inc. (a)	1,818	$ 3,085,219
Planet Fitness, Inc. (a)	7,300	429,094
TripAdvisor, Inc. (a)	11,078	589,017
		$ 4,103,330
Electrical Equipment – 0.3%
HD Supply Holdings, Inc. (a)	15,877	$ 682,870
Electronics – 2.9%
Broadcom, Inc.	5,297	$ 1,458,582
Lam Research Corp.	2,930	515,944
NVIDIA Corp.	16,870	2,602,366
Texas Instruments, Inc.	11,134	1,177,754
		$ 5,754,646
Energy - Independent – 0.6%
Marathon Petroleum Corp.	20,263	$ 1,256,509
Food & Beverages – 3.2%
General Mills, Inc.	33,576	$ 1,582,437
PepsiCo, Inc.	25,145	2,907,768
Tyson Foods, Inc., “A”	28,963	1,785,858
		$ 6,276,063
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	21,324	$ 2,671,257
Health Maintenance Organizations – 1.5%
Cigna Corp.	6,269	$ 1,093,565
Humana Inc.	575	163,898
UnitedHealth Group, Inc.	6,619	1,603,254
		$ 2,860,717
Insurance – 0.8%
MetLife, Inc.	33,308	$ 1,505,189
Internet – 8.4%
Alphabet, Inc., “A” (a)	4,086	$ 4,603,083
Alphabet, Inc., “C” (a)	5,081	5,690,314
Facebook, Inc., “A” (a)	31,238	5,043,375
GoDaddy, Inc. (a)	13,625	1,017,106
		$ 16,353,878
Leisure & Toys – 1.4%
Brunswick Corp.	13,071	$ 689,365
Electronic Arts, Inc. (a)	14,814	1,418,885
Take-Two Interactive Software, Inc. (a)	7,444	649,563
		$ 2,757,813
Machinery & Tools – 2.3%
Allison Transmission Holdings, Inc.	23,640	$ 1,174,908
Eaton Corp. PLC	5,352	426,929
Illinois Tool Works, Inc.	4,814	693,601
Ingersoll-Rand Co. PLC, “A”	21,204	2,238,294
		$ 4,533,732
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 0.7%
Bank of America Corp.	45,654	$ 1,327,618
Medical & Health Technology & Services – 3.8%
CVS Health Corp.	29,763	$ 1,721,194
HCA Healthcare, Inc.	19,269	2,679,162
McKesson Corp.	5,255	668,226
Walgreens Boots Alliance, Inc.	32,080	2,283,775
		$ 7,352,357
Medical Equipment – 1.3%
Abiomed, Inc. (a)	5,882	$ 1,967,529
Boston Scientific Corp. (a)	4,545	182,346
DexCom, Inc. (a)	2,540	353,898
		$ 2,503,773
Network & Telecom – 1.1%
Cisco Systems, Inc.	42,609	$ 2,205,868
Other Banks & Diversified Financials – 5.6%
Discover Financial Services	9,906	$ 709,369
Mastercard, Inc., “A”	23,156	5,204,774
Synchrony Financial	38,928	1,269,442
Visa, Inc., “A”	25,989	3,849,491
		$ 11,033,076
Pharmaceuticals – 2.7%
Bristol-Myers Squibb Co.	47,198	$ 2,438,249
Eli Lilly & Co.	16,732	2,113,084
Johnson & Johnson	5,295	723,509
		$ 5,274,842
Pollution Control – 0.8%
Waste Management, Inc.	15,513	$ 1,570,691
Railroad & Shipping – 2.2%
Union Pacific Corp.	26,024	$ 4,364,225
Real Estate – 2.4%
Extra Space Storage, Inc., REIT	3,672	$ 352,292
Life Storage, Inc., REIT	14,644	1,429,254
Simon Property Group, Inc., REIT	15,735	2,850,553
		$ 4,632,099
Restaurants – 2.1%
Chipotle Mexican Grill, Inc., “A” (a)	1,480	$ 899,145
Starbucks Corp.	46,636	3,276,645
		$ 4,175,790
Specialty Stores – 8.5%
Advance Auto Parts, Inc.	4,336	$ 701,478
Amazon.com, Inc. (a)	7,159	11,739,543
Costco Wholesale Corp.	6,718	1,469,495
Home Depot, Inc.	7,222	1,337,081
Lululemon Athletica, Inc. (a)	6,992	1,051,737
Ross Stores, Inc.	3,098	293,783
		$ 16,593,117
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.7%
Altria Group, Inc.	20,148	$ 1,055,957
Philip Morris International, Inc.	25,695	2,233,923
		$ 3,289,880
Trucking – 0.2%
Expeditors International of Washington, Inc.	4,182	$ 313,441
Utilities - Electric Power – 1.5%
AES Corp.	67,608	$ 1,164,886
NRG Energy, Inc.	44,426	1,851,675
		$ 3,016,561
Total Common Stocks		$ 193,120,447
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.49% (v)	1,802,665	$ 1,802,665

Other Assets, Less Liabilities – 0.2%		341,225
Net Assets – 100.0%		$ 195,264,337
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,802,665 and $193,120,447, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$193,120,447	$—	$—	$193,120,447
Mutual Funds	1,802,665	—	—	1,802,665
Total	$194,923,112	$—	$—	$194,923,112
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,102,834	33,268,035	(32,568,204)	1,802,665
5

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$37	$56	$—	$31,600	$1,802,665

6

Quarterly Report
February 28, 2019
MFS®  Blended Research®
Mid Cap Equity Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 2.1%
CACI International, Inc., “A” (a)	10,022	$ 1,826,610
Leidos Holdings, Inc.	67,132	4,336,056
		$ 6,162,666
Airlines – 0.2%
SkyWest, Inc.	9,204	$ 497,384
Alcoholic Beverages – 1.4%
Molson Coors Brewing Co.	65,301	$ 4,026,460
Apparel Manufacturers – 0.5%
Deckers Outdoor Corp. (a)	9,771	$ 1,445,619
Automotive – 1.7%
Goodyear Tire & Rubber Co.	26,789	$ 529,886
Lear Corp.	29,669	4,511,765
		$ 5,041,651
Biotechnology – 1.5%
Incyte Corp. (a)	50,586	$ 4,362,031
Brokerage & Asset Managers – 1.8%
E*TRADE Financial Corp.	54,957	$ 2,692,344
Invesco Ltd.	128,483	2,486,146
		$ 5,178,490
Business Services – 5.9%
DXC Technology Co.	54,958	$ 3,619,534
Fidelity National Information Services, Inc.	46,875	5,069,531
First Data Corp. (a)	56,409	1,418,122
FleetCor Technologies, Inc. (a)	19,594	4,570,888
Total System Services, Inc.	28,371	2,678,223
		$ 17,356,298
Chemicals – 2.7%
CF Industries Holdings, Inc.	103,289	$ 4,358,796
Eastman Chemical Co.	31,034	2,566,201
Huntsman Corp.	39,830	987,386
		$ 7,912,383
Computer Software – 5.0%
Alteryx, Inc. (a)	12,852	$ 980,736
Citrix Systems, Inc.	22,019	2,323,004
Okta, Inc. (a)	20,560	1,745,133
RingCentral, Inc. (a)	44,490	4,684,352
VeriSign, Inc. (a)	27,663	4,925,121
		$ 14,658,346
Computer Software - Systems – 3.7%
NCR Corp. (a)	79,689	$ 2,232,886
NetApp, Inc.	34,416	2,243,923
Tableau Software, Inc., “A” (a)	25,162	3,318,868
Tech Data Corp. (a)	6,032	616,591
Western Digital Corp.	49,380	2,483,814
		$ 10,896,082
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Lennar Corp.	1,549	$ 74,321
Pulte Homes, Inc.	87,856	2,372,112
Toll Brothers, Inc.	54,566	1,942,550
		$ 4,388,983
Consumer Services – 1.2%
Planet Fitness, Inc. (a)	60,704	$ 3,568,181
Electrical Equipment – 3.3%
AMETEK, Inc.	9,120	$ 725,770
HD Supply Holdings, Inc. (a)	60,923	2,620,298
Littlefuse, Inc.	4,123	796,110
MSC Industrial Direct Co., Inc., “A”	25,647	2,164,863
WESCO International, Inc. (a)	61,118	3,327,875
		$ 9,634,916
Electronics – 1.7%
Lam Research Corp.	15,904	$ 2,800,535
Marvell Technology Group Ltd.	67,262	1,341,877
Maxim Integrated Products, Inc.	7,834	426,405
Silicon Laboratories, Inc. (a)	3,673	297,586
		$ 4,866,403
Energy - Independent – 2.6%
Concho Resources, Inc.	24,975	$ 2,747,250
Marathon Petroleum Corp.	56,181	3,483,784
Noble Energy, Inc.	60,206	1,333,563
		$ 7,564,597
Food & Beverages – 2.4%
Ingredion, Inc.	3,771	$ 348,629
J.M. Smucker Co.	36,642	3,880,754
Tyson Foods, Inc., “A”	47,767	2,945,313
		$ 7,174,696
Furniture & Appliances – 0.5%
Whirlpool Corp.	9,615	$ 1,360,619
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	30,841	$ 3,863,452
Health Maintenance Organizations – 1.3%
Centene Corp. (a)	9,358	$ 569,809
Molina Healthcare, Inc. (a)	23,578	3,174,306
		$ 3,744,115
Insurance – 5.1%
Ameriprise Financial, Inc.	6,429	$ 846,249
Everest Re Group Ltd.	18,002	4,070,432
Hartford Financial Services Group, Inc.	74,441	3,674,408
Lincoln National Corp.	25,382	1,586,883
Loews Corp.	69,758	3,321,876
Principal Financial Group, Inc.	17,654	929,307
Unum Group	18,337	685,070
		$ 15,114,225
Internet – 1.4%
GoDaddy, Inc. (a)	55,368	$ 4,133,221
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.9%
Brunswick Corp.	39,775	$ 2,097,733
Electronic Arts, Inc. (a)	34,920	3,344,638
Take-Two Interactive Software, Inc. (a)	36,654	3,198,428
		$ 8,640,799
Machinery & Tools – 5.3%
AGCO Corp.	64,927	$ 4,387,767
Allison Transmission Holdings, Inc.	75,419	3,748,324
Ingersoll-Rand Co. PLC, “A”	12,509	1,320,450
Regal Beloit Corp.	52,538	4,400,583
Roper Technologies, Inc.	3,581	1,158,990
United Rentals, Inc. (a)	4,288	577,122
		$ 15,593,236
Medical & Health Technology & Services – 1.8%
Amedisys, Inc. (a)	6,691	$ 831,691
AmerisourceBergen Corp.	33,051	2,753,149
Chemed Corp.	5,342	1,760,189
		$ 5,345,029
Medical Equipment – 3.9%
Abiomed, Inc. (a)	7,980	$ 2,669,310
Edwards Lifesciences Corp. (a)	24,489	4,145,743
PerkinElmer, Inc.	43,741	4,118,652
STERIS PLC	4,627	559,682
		$ 11,493,387
Natural Gas - Pipeline – 0.1%
Cheniere Energy, Inc. (a)	2,564	$ 165,250
Network & Telecom – 1.2%
F5 Networks, Inc. (a)	3,151	$ 529,809
Juniper Networks, Inc.	113,482	3,073,093
		$ 3,602,902
Oil Services – 0.3%
Patterson-UTI Energy, Inc.	69,185	$ 917,393
Other Banks & Diversified Financials – 5.2%
Cathay General Bancorp, Inc.	49,581	$ 1,925,726
Discover Financial Services	52,434	3,754,799
East West Bancorp, Inc.	62,046	3,388,332
Navient Corp.	35,620	435,276
Santander Consumer USA Holdings, Inc.	54,798	1,125,551
Synchrony Financial	94,425	3,079,199
Wintrust Financial Corp.	22,928	1,689,106
		$ 15,397,989
Pharmaceuticals – 1.4%
Elanco Animal Health, Inc. (a)(l)	23,794	$ 719,531
United Therapeutics Corp. (a)	5,684	717,832
Zoetis, Inc.	28,491	2,684,707
		$ 4,122,070
Railroad & Shipping – 1.4%
Kansas City Southern Co.	37,466	$ 4,070,306
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 10.9%
Chimera Investment Corp., REIT	81,594	$ 1,508,673
CubeSmart, REIT	111,476	3,415,625
EPR Properties, REIT	58,817	4,321,873
Extra Space Storage, Inc., REIT	38,946	3,736,479
Life Storage, Inc., REIT	42,222	4,120,867
Medical Properties Trust, Inc., REIT	211,382	3,853,494
Omega Healthcare Investors, Inc., REIT	43,960	1,578,164
Realty Income Corp., REIT	33,246	2,299,293
Spirit Realty Capital, Inc., REIT	53,341	2,061,096
STORE Capital Corp., REIT	137,882	4,477,029
Uniti Group, Inc., REIT	67,606	651,722
		$ 32,024,315
Restaurants – 3.3%
Aramark	95,774	$ 2,901,952
Darden Restaurants, Inc.	32,808	3,678,105
Domino's Pizza, Inc.	2,290	574,653
U.S. Foods Holding Corp. (a)	76,805	2,706,608
		$ 9,861,318
Specialty Chemicals – 0.9%
Univar, Inc. (a)	122,616	$ 2,772,348
Specialty Stores – 3.6%
AutoZone, Inc. (a)	359	$ 337,090
Best Buy Co., Inc.	10,969	755,106
Lululemon Athletica, Inc. (a)	13,651	2,053,383
O'Reilly Automotive, Inc. (a)	1,375	511,445
Restoration Hardware Holdings, Inc. (a)	4,551	698,988
Ross Stores, Inc.	41,155	3,902,729
Urban Outfitters, Inc. (a)	75,387	2,325,689
		$ 10,584,430
Utilities - Electric Power – 8.1%
AES Corp.	248,430	$ 4,280,449
Avangrid, Inc.	58,519	2,829,394
CenterPoint Energy, Inc.	137,769	4,152,358
NRG Energy, Inc.	92,490	3,854,983
PPL Corp.	33,568	1,079,882
Public Service Enterprise Group, Inc.	34,684	2,039,766
Vistra Energy Corp.	21,009	547,074
Xcel Energy, Inc.	90,337	4,955,888
		$ 23,739,794
Total Common Stocks		$ 291,281,384
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.49% (v)	2,313,496	$ 2,313,496
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund, 2.31% (j)	649,854	$ 649,854

Other Assets, Less Liabilities – (0.1)%		(182,620)
Net Assets – 100.0%		$ 294,062,114
(a)	Non-income producing security.
4

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,313,496 and $291,931,238, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
5

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$291,281,384	$—	$—	$291,281,384
Mutual Funds	2,963,350	—	—	2,963,350
Total	$294,244,734	$—	$—	$294,244,734
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,343,588	50,186,717	(50,216,809)	2,313,496
6

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$267	$190	$—	$48,189	$2,313,496

7

Quarterly Report
February 28, 2019
MFS®  Blended Research®
Small Cap Equity Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 1.3%
American Outdoor Brands Corp. (a)	65,581	$ 823,041
CACI International, Inc., “A” (a)	7,134	1,300,243
		$ 2,123,284
Apparel Manufacturers – 1.2%
Skechers USA, Inc., “A” (a)	56,409	$ 1,897,035
Automotive – 1.4%
Stoneridge, Inc. (a)	74,555	$ 2,204,591
Biotechnology – 4.3%
Acorda Therapeutics, Inc. (a)	50,989	$ 751,578
Akebia Therapeutics, Inc. (a)	126,127	918,205
AMAG Pharmaceuticals, Inc. (a)	56,045	834,510
Bio-Techne Corp.	12,247	2,374,693
Bruker BioSciences Corp.	9,692	370,331
Genomic Health, Inc. (a)	4,808	365,264
Macrogenics, Inc. (a)	27,669	553,380
Pieris Pharmaceuticals, Inc. (a)	38,641	115,923
Varex Imaging Corp. (a)	20,768	652,946
		$ 6,936,830
Broadcasting – 0.1%
MDC Partners, Inc. (a)	33,981	$ 112,817
Brokerage & Asset Managers – 0.1%
LPL Financial Holdings, Inc.	2,389	$ 180,155
Business Services – 2.4%
Forrester Research, Inc.	36,745	$ 1,844,599
Grand Canyon Education, Inc. (a)	16,898	1,954,761
		$ 3,799,360
Cable TV – 0.3%
Cable One, Inc.	493	$ 467,852
Chemicals – 1.2%
Ingevity Corp. (a)	17,164	$ 1,977,636
Computer Software – 3.8%
Cornerstone OnDemand, Inc. (a)	37,666	$ 2,128,129
Manhattan Associates, Inc. (a)	5,182	283,715
Paylocity Holding Corp. (a)	25,289	2,214,558
RingCentral, Inc. (a)	6,262	659,326
SecureWorks Corp. (a)(l)	31,533	699,717
		$ 5,985,445
Computer Software - Systems – 9.7%
EPAM Systems, Inc. (a)	14,503	$ 2,346,295
Five9, Inc. (a)	41,040	2,176,761
ForeScout Tech, Inc. (a)	13,890	576,991
Insight Enterprises, Inc. (a)	6,504	363,053
NCR Corp. (a)	60,389	1,692,100
Presidio, Inc.	124,017	2,062,403
Rapid7, Inc. (a)	43,922	2,021,730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Tech Data Corp. (a)	22,831	$ 2,333,785
Verint Systems, Inc. (a)	18,968	1,010,046
Wageworks, Inc. (a)	27,314	898,630
		$ 15,481,794
Construction – 2.6%
Armstrong World Industries, Inc.	27,949	$ 2,045,308
Eagle Materials, Inc.	10,053	768,451
Foundation Building Materials, Inc. (a)	23,531	261,665
GMS, Inc. (a)	7,133	139,450
Toll Brothers, Inc.	25,000	890,000
		$ 4,104,874
Consumer Products – 0.7%
Herbalife Ltd. (a)	9,407	$ 527,733
Prestige Brands Holdings, Inc. (a)	12,341	361,097
USANA Health Sciences, Inc. (a)	2,746	270,481
		$ 1,159,311
Electrical Equipment – 2.7%
Atkore International Group, Inc. (a)	5,152	$ 119,011
TriMas Corp. (a)	68,768	2,223,269
WESCO International, Inc. (a)	35,808	1,949,746
		$ 4,292,026
Electronics – 2.5%
Amkor Technology, Inc. (a)	59,602	$ 523,305
IPG Photonics Corp. (a)	7,002	1,085,520
Jabil Circuit, Inc.	34,710	985,764
OSI Systems, Inc. (a)	6,409	556,622
Sanmina Corp. (a)	23,806	760,364
		$ 3,911,575
Energy - Independent – 1.5%
Delek U.S. Holdings, Inc.	18,795	$ 664,967
Par Pacific Holdings, Inc. (a)	15,972	269,927
PBF Energy, Inc., “A”	17,685	549,473
Warrior Met Coal, Inc.	31,466	921,324
		$ 2,405,691
Engineering - Construction – 1.7%
KBR, Inc.	116,678	$ 2,305,557
Quanta Services, Inc.	12,915	460,291
		$ 2,765,848
Entertainment – 1.4%
AMC Entertainment Holdings, Inc., “A”	88,997	$ 1,248,628
Six Flags Entertainment Corp.	16,994	946,736
		$ 2,195,364
Food & Beverages – 1.4%
Dean Foods Co.	37,233	$ 149,304
Hostess Brands, Inc. (a)	33,310	404,383
Pilgrim's Pride Corp. (a)	47,275	929,899
SpartanNash Co.	42,230	801,526
		$ 2,285,112

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 2.0%
Boise Cascade Corp.	19,852	$ 553,672
Trex Co., Inc. (a)	20,204	1,514,290
Verso Corp., “A” (a)	54,638	1,073,637
		$ 3,141,599
Health Maintenance Organizations – 1.0%
Molina Healthcare, Inc. (a)	11,247	$ 1,514,184
Insurance – 3.8%
American Equity Investment Life Holding Co.	47,222	$ 1,494,576
Essent Group Ltd. (a)	26,965	1,163,270
MGIC Investment Corp. (a)	92,998	1,207,114
Radian Group, Inc.	58,233	1,185,624
Universal Insurance Holdings, Inc.	27,708	1,081,721
		$ 6,132,305
Internet – 0.9%
Blucora, Inc. (a)	4,394	$ 118,155
LogMeIn, Inc.	16,143	1,282,400
		$ 1,400,555
Leisure & Toys – 1.0%
Brunswick Corp.	22,538	$ 1,188,654
Funko, Inc., “A” (a)	18,830	374,529
		$ 1,563,183
Machinery & Tools – 4.7%
ACCO Brands Corp.	41,567	$ 386,573
AGCO Corp.	9,510	642,686
Allison Transmission Holdings, Inc.	11,608	576,917
Herman Miller, Inc.	7,957	291,863
ITT, Inc.	2,922	168,775
Knoll, Inc.	15,793	334,180
Park-Ohio Holdings Corp.	21,492	683,231
Regal Beloit Corp.	21,385	1,791,207
SPX FLOW, Inc. (a)	45,545	1,572,213
Titan Machinery, Inc. (a)	52,994	1,018,015
		$ 7,465,660
Medical & Health Technology & Services – 1.0%
Tenet Healthcare Corp. (a)	55,043	$ 1,573,129
Medical Equipment – 4.9%
AngioDynamics, Inc. (a)	42,683	$ 956,526
Avanos Medical, Inc. (a)	26,102	1,228,882
CONMED Corp.	18,886	1,452,334
CUTERA, Inc. (a)	3,956	67,727
Integer Holdings Corp. (a)	17,241	1,568,241
IntriCon Corp. (a)	23,833	641,584
Lantheus Holdings, Inc. (a)	39,751	908,310
LivaNova PLC (a)	4,682	436,362
Orthofix Medical, Inc. (a)	9,345	570,980
		$ 7,830,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.3%
Olympic Steel, Inc.	7,684	$ 149,223
Ryerson Holding Corp. (a)	29,737	251,872
Schnitzer Steel Industries, Inc., “A”	3,832	93,118
		$ 494,213
Natural Gas - Distribution – 0.2%
MDU Resources Group, Inc.	13,679	$ 361,399
Natural Gas - Pipeline – 0.4%
Equitrans Midstream Corp.	39,659	$ 699,585
Oil Services – 2.1%
Liberty Oilfield Services, Inc. (l)	39,950	$ 654,381
MRC Global, Inc. (a)	34,198	576,578
ProPetro Holding Corp. (a)	109,379	2,172,267
		$ 3,403,226
Other Banks & Diversified Financials – 12.5%
Assured Guaranty Ltd.	17,546	$ 732,721
Bank of N.T. Butterfield & Son Ltd.	22,183	903,735
Bank OZK	60,794	1,994,043
CAI International, Inc. (a)	30,603	721,007
Cathay General Bancorp, Inc.	55,489	2,155,193
East West Bancorp, Inc.	24,172	1,320,033
Enova International, Inc. (a)	37,083	946,358
First Hawaiian, Inc.	73,908	1,992,560
First Interstate BancSystem, Inc.	40,260	1,676,426
Hanmi Financial Corp.	12,913	298,032
Herc Holdings, Inc. (a)	26,267	1,155,748
Legacytextas Financial Group, Inc.	10,252	427,816
OFG Bancorp	11,264	233,052
Popular, Inc.	18,653	1,051,656
Prosperity Bancshares, Inc.	7,640	568,798
Regional Management Corp. (a)	35,314	960,188
Triton International Ltd. of Bermuda	28,802	947,874
Wintrust Financial Corp.	25,692	1,892,730
		$ 19,977,970
Pharmaceuticals – 4.1%
Assertio Therapeutics, Inc. (a)	145,543	$ 602,548
Catalent, Inc. (a)	8,984	388,288
Endo International PLC (a)	92,325	1,014,652
Horizon Pharma PLC (a)	65,367	1,896,297
Mallinckrodt PLC (a)	39,740	991,910
Phibro Animal Health Corp., “A”	27,819	815,097
United Therapeutics Corp. (a)	7,173	905,878
		$ 6,614,670
Pollution Control – 0.3%
Advanced Disposal Services, Inc. (a)	18,224	$ 483,300
Real Estate – 9.4%
CareTrust REIT, Inc., REIT	41,469	$ 926,417
CoreCivic, Inc., REIT	41,306	874,861
EPR Properties, REIT	25,809	1,896,445
Equity Commonwealth, REIT	35,584	1,161,817
GEO Group, Inc., REIT	42,033	954,990
Life Storage, Inc., REIT	19,228	1,876,653
Medical Properties Trust, Inc., REIT	115,561	2,106,677

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Preferred Apartment Communities, Inc., “A”, REIT	52,488	$ 799,917
PS Business Parks, Inc., REIT	5,851	861,092
Spirit Realty Capital, Inc., REIT	19,898	768,859
STAG Industrial, Inc., REIT	13,620	377,002
STORE Capital Corp., REIT	74,337	2,413,722
Uniti Group, Inc., REIT	4,690	45,212
		$ 15,063,664
Restaurants – 1.7%
BJ's Restaurants, Inc.	6,508	$ 311,343
Bloomin Brands, Inc.	45,169	934,095
Brinker International, Inc.	18,768	859,011
Carrols Restaurant Group, Inc. (a)	59,812	639,390
		$ 2,743,839
Specialty Chemicals – 1.5%
Renewable Energy Group, Inc. (a)	36,285	$ 964,092
Univar, Inc. (a)	60,223	1,361,642
		$ 2,325,734
Specialty Stores – 1.2%
Express, Inc. (a)	52,730	$ 274,196
Signet Jewelers Ltd.	7,224	203,067
Urban Outfitters, Inc. (a)	31,658	976,649
Zumiez, Inc. (a)	17,976	444,007
		$ 1,897,919
Telecommunications - Wireless – 0.5%
Telephone and Data Systems, Inc.	26,596	$ 852,402
Telephone Services – 1.1%
ATN International, Inc.	11,421	$ 641,061
Shenandoah Telecommunications Co.	24,643	1,095,135
		$ 1,736,196
Trucking – 0.7%
ArcBest Corp.	15,765	$ 549,095
Forward Air Corp.	9,860	637,449
		$ 1,186,544
Utilities - Electric Power – 2.9%
Clearway Energy, Inc.	87,324	$ 1,288,902
NRG Energy, Inc.	33,826	1,409,868
Portland General Electric Co.	32,879	1,648,553
Spark Energy, Inc., “A” (l)	28,901	288,721
		$ 4,636,044
Total Common Stocks		$ 157,384,866
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.49% (v)	1,416,968	$ 1,416,968
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (j)	878,838	$ 878,838

Other Assets, Less Liabilities – 0.0%		27,659
Net Assets – 100.0%		$ 159,708,331

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,416,968 and $158,263,704, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$157,384,866	$—	$—	$157,384,866
Mutual Funds	2,295,806	—	—	2,295,806
Total	$159,680,672	$—	$—	$159,680,672
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	799,783	46,916,217	(46,299,032)	1,416,968

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(284)	$78	$—	$30,925	$1,416,968

Quarterly Report
February 28, 2019
MFS®  Blended Research®
Value Equity Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 2.9%
Boeing Co.	6,765	$ 2,976,329
Honeywell International, Inc.	16,593	2,556,484
		$ 5,532,813
Alcoholic Beverages – 0.7%
Molson Coors Brewing Co.	21,757	$ 1,341,537
Automotive – 1.4%
Lear Corp.	16,834	$ 2,559,946
Biotechnology – 0.8%
Biogen, Inc. (a)	4,357	$ 1,429,140
Business Services – 2.0%
Cognizant Technology Solutions Corp., “A”	18,009	$ 1,278,279
DXC Technology Co.	25,205	1,660,001
First Data Corp. (a)	37,346	938,878
		$ 3,877,158
Cable TV – 2.4%
Comcast Corp., “A”	119,361	$ 4,615,690
Chemicals – 2.7%
CF Industries Holdings, Inc.	53,083	$ 2,240,103
Eastman Chemical Co.	23,249	1,922,460
LyondellBasell Industries N.V., “A”	10,187	871,192
		$ 5,033,755
Computer Software – 1.7%
Microsoft Corp.	28,587	$ 3,202,602
Computer Software - Systems – 1.1%
Hewlett Packard Enterprise	126,353	$ 2,069,662
Construction – 0.8%
Toll Brothers, Inc.	43,487	$ 1,548,137
Consumer Products – 1.7%
Kimberly-Clark Corp.	6,170	$ 720,841
Procter & Gamble Co.	25,868	2,549,291
		$ 3,270,132
Consumer Services – 0.2%
Bookings Holdings, Inc. (a)	215	$ 364,864
Electronics – 2.5%
Intel Corp.	89,254	$ 4,726,892
Energy - Independent – 5.8%
EOG Resources, Inc.	24,208	$ 2,275,552
Marathon Petroleum Corp.	21,383	1,325,960
Noble Energy, Inc.	46,315	1,025,877
Occidental Petroleum Corp.	34,686	2,294,479
Phillips 66	29,614	2,853,605
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Valero Energy Corp.	14,647	$ 1,194,609
		$ 10,970,082
Energy - Integrated – 2.4%
Chevron Corp.	10,827	$ 1,294,693
Exxon Mobil Corp.	41,251	3,260,066
		$ 4,554,759
Food & Beverages – 1.6%
Archer Daniels Midland Co.	18,462	$ 784,635
J.M. Smucker Co.	16,020	1,696,678
Tyson Foods, Inc., “A”	8,698	536,319
		$ 3,017,632
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	7,033	$ 881,024
Royal Caribbean Cruises Ltd.	8,916	1,056,368
		$ 1,937,392
Health Maintenance Organizations – 0.7%
Cigna Corp.	5,785	$ 1,009,135
Humana Inc.	914	260,527
		$ 1,269,662
Insurance – 5.8%
Allstate Corp.	12,585	$ 1,187,772
Berkshire Hathaway, Inc., “B” (a)	15,732	3,166,851
Chubb Ltd.	15,773	2,112,005
MetLife, Inc.	53,209	2,404,515
Prudential Financial, Inc.	21,749	2,084,642
		$ 10,955,785
Machinery & Tools – 3.3%
AGCO Corp.	12,080	$ 816,366
Eaton Corp. PLC	35,926	2,865,817
Ingersoll-Rand Co. PLC, “A”	9,894	1,044,411
Regal Beloit Corp.	17,730	1,485,065
		$ 6,211,659
Major Banks – 10.4%
Bank of America Corp.	218,031	$ 6,340,341
Goldman Sachs Group, Inc.	2,732	537,384
JPMorgan Chase & Co.	46,211	4,822,580
Morgan Stanley	28,666	1,203,399
PNC Financial Services Group, Inc.	23,931	3,015,785
Wells Fargo & Co.	75,894	3,786,352
		$ 19,705,841
Medical & Health Technology & Services – 4.7%
CVS Health Corp.	14,915	$ 862,535
HCA Healthcare, Inc.	18,160	2,524,966
McKesson Corp.	18,301	2,327,155
Walgreens Boots Alliance, Inc.	44,104	3,139,764
		$ 8,854,420
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.0%
Boston Scientific Corp. (a)	30,648	$ 1,229,598
Danaher Corp.	6,876	873,390
Medtronic PLC	40,517	3,666,788
		$ 5,769,776
Natural Gas - Pipeline – 0.5%
ONEOK, Inc.	15,428	$ 991,403
Network & Telecom – 3.4%
Cisco Systems, Inc.	122,517	$ 6,342,705
Oil Services – 0.8%
Halliburton Co.	49,442	$ 1,517,375
Other Banks & Diversified Financials – 5.5%
Citigroup, Inc.	71,420	$ 4,569,452
Discover Financial Services	32,949	2,359,478
Synchrony Financial	67,961	2,216,208
Zions Bancorp NA	23,953	1,223,998
		$ 10,369,136
Pharmaceuticals – 7.8%
Bristol-Myers Squibb Co.	50,096	$ 2,587,959
Eli Lilly & Co.	23,191	2,928,791
Johnson & Johnson	44,604	6,094,691
Merck & Co., Inc.	6,637	539,522
Pfizer, Inc.	59,781	2,591,506
		$ 14,742,469
Railroad & Shipping – 1.4%
Union Pacific Corp.	15,511	$ 2,601,195
Real Estate – 5.8%
CubeSmart, REIT	50,322	$ 1,541,866
EPR Properties, REIT	18,174	1,335,426
Gaming and Leisure Properties, Inc., REIT	17,818	648,219
Life Storage, Inc., REIT	24,394	2,380,854
Medical Properties Trust, Inc., REIT	129,153	2,354,459
STORE Capital Corp., REIT	83,690	2,717,414
		$ 10,978,238
Restaurants – 1.4%
Aramark	54,647	$ 1,655,804
U.S. Foods Holding Corp. (a)	30,011	1,057,588
		$ 2,713,392
Specialty Stores – 1.5%
Target Corp.	21,817	$ 1,584,787
Urban Outfitters, Inc. (a)	40,740	1,256,829
		$ 2,841,616
Telephone Services – 3.0%
AT&T, Inc.	66,505	$ 2,069,635
CenturyLink, Inc.	34,373	453,380
Verizon Communications, Inc.	53,878	3,066,736
		$ 5,589,751
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.8%
Altria Group, Inc.	13,101	$ 686,623
Philip Morris International, Inc.	30,867	2,683,577
		$ 3,370,200
Utilities - Electric Power – 6.0%
AES Corp.	77,886	$ 1,341,976
American Electric Power Co., Inc.	15,588	1,264,966
Exelon Corp.	69,597	3,381,718
NextEra Energy, Inc.	5,266	988,533
NRG Energy, Inc.	63,169	2,632,884
Xcel Energy, Inc.	30,652	1,681,569
		$ 11,291,646
Total Common Stocks		$ 186,168,462
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.49% (v)	2,313,055	$ 2,313,055

Other Assets, Less Liabilities – 0.3%		631,956
Net Assets – 100.0%		$ 189,113,473
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,313,055 and $186,168,462, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$186,168,462	$—	$—	$186,168,462
Mutual Funds	2,313,055	—	—	2,313,055
Total	$188,481,517	$—	$—	$188,481,517
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,296,336	23,426,124	(24,409,405)	2,313,055
5

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$340	$(116)	$—	$35,430	$2,313,055

6

Quarterly Report
February 28, 2019
MFS®  Conservative
Allocation Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 59.2%
MFS Emerging Markets Debt Fund - Class R6	5,890,225	$ 83,876,809
MFS Emerging Markets Debt Local Currency Fund - Class R6	8,366,509	55,720,951
MFS Global Bond Fund - Class R6	16,009,792	138,644,798
MFS Government Securities Fund - Class R6	28,872,377	276,597,370
MFS High Income Fund - Class R6	42,205,294	140,543,629
MFS Inflation-Adjusted Bond Fund - Class R6	27,801,500	277,458,968
MFS Limited Maturity Fund - Class R6	46,912,220	277,251,218
MFS Total Return Bond Fund - Class R6	39,916,940	417,132,022
		$ 1,667,225,765
International Stock Funds – 8.1%
MFS International Growth Fund - Class R6	1,759,218	$ 57,174,588
MFS International Value Fund - Class R6	1,393,883	57,218,913
MFS Research International Fund - Class R6	6,632,550	114,942,085
		$ 229,335,586
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	10,371,222	$ 56,108,310
MFS Global Real Estate Fund - Class R6	3,459,191	56,246,455
		$ 112,354,765
U.S. Stock Funds – 28.6%
MFS Growth Fund - Class R6	1,613,956	$ 173,241,988
MFS Mid Cap Growth Fund - Class R6	6,081,045	116,026,331
MFS Mid Cap Value Fund - Class R6	5,032,582	114,541,570
MFS New Discovery Fund - Class R6	998,694	29,561,352
MFS New Discovery Value Fund - Class R6	1,877,061	28,662,728
MFS Research Fund - Class R6	4,255,973	171,856,187
MFS Value Fund - Class R6	4,356,014	172,062,544
		$ 805,952,700
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.49% (v)	1,539,415	$ 1,539,415
Total Investment Companies		$ 2,816,408,231

Other Assets, Less Liabilities – 0.0%		203,015
Net Assets – 100.0%		$ 2,816,611,246
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $2,816,408,231.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,816,408,231	$—	$—	$2,816,408,231
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	9,649,421	1,030,903	(309,102)	10,371,222
MFS Emerging Markets Debt Fund	6,125,201	390,149	(625,125)	5,890,225
MFS Emerging Markets Debt Local Currency Fund	8,309,907	1,288,702	(1,232,100)	8,366,509
MFS Global Bond Fund	16,588,859	1,138,192	(1,717,259)	16,009,792
MFS Global Real Estate Fund	3,829,314	188,538	(558,661)	3,459,191
MFS Government Securities Fund	30,865,745	1,474,823	(3,468,191)	28,872,377
MFS Growth Fund	1,705,142	111,218	(202,404)	1,613,956
MFS High Income Fund	44,146,859	2,215,530	(4,157,095)	42,205,294
MFS Inflation-Adjusted Bond Fund	28,894,849	1,670,702	(2,764,051)	27,801,500
MFS Institutional Money Market Portfolio	547,976	69,252,529	(68,261,090)	1,539,415
MFS International Growth Fund	1,723,024	137,905	(101,711)	1,759,218
MFS International Value Fund	1,360,800	103,213	(70,130)	1,393,883
MFS Limited Maturity Fund	49,927,151	1,969,068	(4,983,999)	46,912,220
MFS Mid Cap Growth Fund	6,437,551	519,377	(875,883)	6,081,045
MFS Mid Cap Value Fund	4,970,849	488,834	(427,101)	5,032,582
MFS New Discovery Fund	888,326	238,617	(128,249)	998,694
MFS New Discovery Value Fund	1,862,523	236,081	(221,543)	1,877,061
MFS Research Fund	4,114,421	582,935	(441,383)	4,255,973
MFS Research International Fund	6,096,181	733,476	(197,107)	6,632,550
MFS Total Return Bond Fund	42,371,776	1,824,491	(4,279,327)	39,916,940
MFS Value Fund	4,484,016	254,863	(382,865)	4,356,014
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(1,068,137)	$(6,239,375)	$—	$1,774,440	$56,108,310
MFS Emerging Markets Debt Fund	(786,980)	762,545	—	3,154,489	83,876,809
MFS Emerging Markets Debt Local Currency Fund	(2,085,543)	1,108,173	—	2,190,217	55,720,951
MFS Global Bond Fund	(3,035,909)	1,545,035	—	2,621,441	138,644,798
MFS Global Real Estate Fund	284,363	2,433,762	207,875	1,483,092	56,246,455
MFS Government Securities Fund	(3,109,364)	3,854,905	—	5,726,536	276,597,370
MFS Growth Fund	10,746,264	(6,421,059)	5,879,828	486,989	173,241,988
MFS High Income Fund	(1,218,980)	1,368,656	—	5,695,710	140,543,629
MFS Inflation-Adjusted Bond Fund	(3,157,503)	(3,434,187)	—	7,109,989	277,458,968
MFS Institutional Money Market Portfolio	(1,626)	54	—	25,446	1,539,415
MFS International Growth Fund	305,717	(3,158,231)	1,203,309	952,866	57,174,588
MFS International Value Fund	198,288	(2,800,648)	1,559,515	923,566	57,218,913
MFS Limited Maturity Fund	(1,491,279)	2,336,477	—	5,478,456	277,251,218
MFS Mid Cap Growth Fund	6,476,059	(2,255,126)	4,339,873	—	116,026,331
MFS Mid Cap Value Fund	1,673,744	(5,491,507)	3,721,073	2,664,438	114,541,570
MFS New Discovery Fund	1,050,880	(4,012,931)	3,127,142	1,590,699	29,561,352
MFS New Discovery Value Fund	554,344	(1,765,575)	931,929	1,007,615	28,662,728
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$2,698,200	$(11,831,313)	$15,398,188	$2,840,142	$171,856,187
MFS Research International Fund	(289,206)	(9,171,329)	819,793	4,986,765	114,942,085
MFS Total Return Bond Fund	(2,259,691)	2,998,058	—	10,129,892	417,132,022
MFS Value Fund	576,908	3,225,803	2,226,298	2,885,992	172,062,544
	$6,060,549	$(36,947,813)	$39,414,823	$63,728,780	$2,816,408,231

4

Quarterly Report
February 28, 2019
MFS®  Emerging Markets
Equity Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Airlines – 0.8%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	90,417	$ 15,305,790
Alcoholic Beverages – 4.2%
Ambev S.A., ADR	6,551,300	$ 29,677,389
China Resources Beer Holdings Co. Ltd.	9,428,000	35,130,928
Kweichow Moutai Co., Ltd., “A”	119,054	13,443,654
		$ 78,251,971
Apparel Manufacturers – 0.6%
Stella International Holdings	8,055,000	$ 10,630,886
Automotive – 1.6%
Mahindra & Mahindra Ltd.	1,472,252	$ 13,369,573
PT Astra International Tbk	33,043,200	16,794,660
		$ 30,164,233
Brokerage & Asset Managers – 0.5%
B3 Brasil Bolsa Balcao S.A.	986,400	$ 8,610,960
Business Services – 1.6%
Cognizant Technology Solutions Corp., “A”	383,326	$ 27,208,480
Motus Holdings Ltd. (a)	404,370	2,596,575
		$ 29,805,055
Cable TV – 1.6%
Naspers Ltd.	141,131	$ 30,495,712
Computer Software - Systems – 0.9%
Linx S.A.	2,340,200	$ 17,768,860
Construction – 2.7%
PT Indocement Tunggal Prakarsa Tbk	15,616,400	$ 21,341,766
Techtronic Industries Co. Ltd.	4,410,500	29,469,820
		$ 50,811,586
Consumer Products – 0.5%
Dabur India Ltd.	1,573,033	$ 9,687,944
Consumer Services – 4.4%
51job, Inc., ADR (a)	329,264	$ 23,792,617
Ctrip.com International Ltd., ADR (a)	793,602	27,085,636
Localiza Rent a Car S.A.	834,800	7,678,697
MakeMyTrip Ltd. (a)	828,500	23,388,555
		$ 81,945,505
Containers – 0.5%
Lock & Lock Co. Ltd.	582,567	$ 9,841,534
Electrical Equipment – 1.9%
Bharat Heavy Electricals Ltd.	13,450,839	$ 12,188,279
LS Industrial Systems Co. Ltd.	502,019	23,656,981
		$ 35,845,260
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.8%
Samsung Electronics Co. Ltd.	2,157,700	$ 86,522,869
Silicon Motion Technology Corp., ADR	495,278	20,346,020
Taiwan Semiconductor Manufacturing Co. Ltd.	12,366,695	96,035,615
		$ 202,904,504
Energy - Integrated – 3.6%
LUKOIL PJSC, ADR	566,318	$ 47,117,658
Petroleo Brasileiro S.A., ADR	1,336,216	21,005,315
		$ 68,122,973
Entertainment – 0.1%
Multichoice Group Ltd. (a)	141,131	$ 1,051,942
Food & Beverages – 4.4%
AVI Ltd.	3,061,643	$ 19,451,140
BRF S.A. (a)	1,203,410	6,590,297
Fomento Economico Mexicano S.A.B. de C.V., ADR	61,581	5,581,086
Orion Corp.	261,042	25,879,064
Tingyi (Cayman Islands) Holding Corp.	17,614,000	24,458,435
		$ 81,960,022
Food & Drug Stores – 1.0%
Dairy Farm International Holdings Ltd.	1,911,600	$ 17,089,704
Spencers Retail Ltd. (a)	575,830	1,153,664
		$ 18,243,368
Forest & Paper Products – 1.1%
Suzano Papel e Celulose	1,654,400	$ 20,991,894
Gaming & Lodging – 1.4%
Genting Berhad	14,509,700	$ 26,296,936
General Merchandise – 0.7%
S.A.C.I. Falabella	906,123	$ 7,046,434
Walmart de Mexico S.A.B. de C.V.	2,026,563	5,239,462
		$ 12,285,896
Insurance – 3.2%
AIA Group Ltd.	4,926,600	$ 49,267,569
Samsung Fire & Marine Insurance Co. Ltd.	36,796	9,863,958
		$ 59,131,527
Internet – 11.9%
Alibaba Group Holding Ltd., ADR (a)	409,957	$ 75,034,430
Baidu, Inc., ADR (a)	311,692	50,662,418
NAVER Corp.	222,501	26,311,579
Tencent Holdings Ltd.	1,637,500	70,049,683
		$ 222,058,110
Machinery & Tools – 2.1%
Doosan Bobcat, Inc.	781,841	$ 22,175,449
Haitian International Holdings Ltd.	8,013,000	17,516,874
		$ 39,692,323
Major Banks – 8.3%
ABSA Group Ltd.	3,036,730	$ 38,913,237
Banco Bradesco S.A., ADR	4,055,286	46,554,683
China Construction Bank	42,511,490	37,801,230
Industrial & Commercial Bank of China, “H”	32,421,000	24,946,379
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Nova Ljubljanska Banka d.d., GDR (a)(z)	538,548	$ 7,540,750
		$ 155,756,279
Metals & Mining – 1.3%
Grupo Mexico S.A.B. de C.V., “B”	2,642,179	$ 6,617,301
Vale S.A., ADR	1,479,904	18,469,202
		$ 25,086,503
Network & Telecom – 1.3%
VTech Holdings Ltd.	2,348,900	$ 24,611,870
Oil Services – 0.4%
Lamprell PLC (a)	9,317,383	$ 7,414,865
Other Banks & Diversified Financials – 14.2%
Banco Macro S.A., ADR	116,899	$ 5,903,399
CESC Ventures Ltd. (a)	192,227	1,346,849
Credicorp Ltd.	53,409	12,983,194
E.Sun Financial Holding Co. Ltd.	27,801,540	19,963,740
Grupo Financiero Inbursa S.A. de C.V.	9,464,080	14,116,555
Housing Development Finance Corp. Ltd.	2,029,437	52,534,745
Kasikornbank Co. Ltd.	3,960,700	24,885,953
Komercni Banka A.S.	426,556	17,907,806
Metropolitan Bank & Trust Co.	20,133,974	29,585,886
PT Bank Central Asia Tbk	6,518,600	12,777,707
Public Bank Berhad	3,170,251	19,490,047
Sberbank of Russia	7,996,766	25,204,431
Shriram Transport Finance Co. Ltd.	1,178,271	18,922,410
Union National Bank	6,995,362	10,627,313
		$ 266,250,035
Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	14,813,815	$ 9,780,403
Railroad & Shipping – 0.7%
GMexico Transportes S.A.B. de C.V	9,380,700	$ 12,644,538
Real Estate – 1.9%
Aldar Properties PJSC	13,559,535	$ 6,571,187
Hang Lung Properties Ltd.	9,227,000	21,792,870
Multiplan Empreendimentos Imobiliarios S.A.	1,183,707	7,932,033
		$ 36,296,090
Restaurants – 2.5%
Yum China Holdings, Inc.	1,124,227	$ 46,902,750
Specialty Chemicals – 1.2%
Astra Argo Lestari	10,091,500	$ 8,895,298
PTT Global Chemical PLC	6,268,700	14,322,773
		$ 23,218,071
Specialty Stores – 0.7%
Dufry AG	125,705	$ 12,746,201
Telecommunications - Wireless – 0.3%
Mobile TeleSystems PJSC, ADR	754,904	$ 5,835,408
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.5%
Hellenic Telecommunications Organization S.A.	1,148,529	$ 14,566,288
PT XL Axiata Tbk (a)	78,976,350	13,473,840
		$ 28,040,128
Tobacco – 0.6%
PT Hanjaya Mandala Sampoerna Tbk	39,560,600	$ 10,686,354
Trucking – 0.1%
Imperial Logistics Ltd	404,370	$ 1,848,590
Utilities - Electric Power – 0.7%
CESC Ltd.	1,380,148	$ 13,058,057
Total Common Stocks		$ 1,842,080,933
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.49% (v)	22,078,393	$ 22,078,393

Other Assets, Less Liabilities – 0.5%		8,490,302
Net Assets – 100.0%		$ 1,872,649,628
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,078,393 and $1,842,080,933, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Nova Ljubljanska Banka d.d., GDR	11/09/18-2/26/19	$6,369,119	$7,540,750
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$446,825,033	$—	$—	$446,825,033
Korea	204,251,434	—	—	204,251,434
Brazil	185,279,331	—	—	185,279,331
Hong Kong	152,862,720	—	—	152,862,720
India	145,650,074	—	—	145,650,074
Taiwan	136,345,375	—	—	136,345,375
South Africa	94,357,197	—	—	94,357,197
Indonesia	83,969,624	—	—	83,969,624
Russia	52,953,066	25,204,431	—	78,157,497
Other Countries	292,519,124	21,863,524	—	314,382,648
Mutual Funds	22,078,393	—	—	22,078,393
Total	$1,817,091,371	$47,067,955	$—	$1,864,159,326
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,482,241	379,211,363	(380,615,211)	22,078,393
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$6,565	$(140)	$—	$415,521	$22,078,393

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2019, are as follows:
China	23.9%
South Korea	10.9%
Brazil	9.9%
Hong Kong	8.2%
India	7.8%
Taiwan	7.3%
South Africa	5.1%
Indonesia	4.5%
Russia	4.2%
Other Countries	18.2%
6

Quarterly Report
February 28, 2019
MFS®  Growth Allocation Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.2%
MFS Emerging Markets Debt Fund - Class R6	9,930,285	$ 141,407,257
MFS Emerging Markets Debt Local Currency Fund - Class R6	14,007,074	93,287,115
MFS Global Bond Fund - Class R6	10,684,930	92,531,497
MFS High Income Fund - Class R6	70,869,952	235,996,939
MFS Inflation-Adjusted Bond Fund - Class R6	23,083,190	230,370,236
MFS Total Return Bond Fund - Class R6	13,335,430	139,355,240
		$ 932,948,284
International Stock Funds – 20.0%
MFS Emerging Markets Equity Fund - Class R6	1,372,450	$ 47,761,258
MFS International Growth Fund - Class R6	7,492,361	243,501,720
MFS International New Discovery Fund - Class R6	2,938,824	95,864,439
MFS International Value Fund - Class R6	5,929,941	243,424,101
MFS Research International Fund - Class R6	19,756,881	342,386,753
		$ 972,938,271
Specialty Funds – 7.9%
MFS Commodity Strategy Fund - Class R6	34,948,593	$ 189,071,887
MFS Global Real Estate Fund - Class R6	11,819,402	192,183,482
		$ 381,255,369
U.S. Stock Funds – 52.7%
MFS Growth Fund - Class R6	5,059,461	$ 543,082,577
MFS Mid Cap Growth Fund - Class R6	23,444,236	447,316,021
MFS Mid Cap Value Fund - Class R6	19,383,537	441,169,311
MFS New Discovery Fund - Class R6	3,424,987	101,379,598
MFS New Discovery Value Fund - Class R6	6,425,218	98,113,078
MFS Research Fund - Class R6	9,705,510	391,908,473
MFS Value Fund - Class R6	13,662,571	539,671,559
		$ 2,562,640,617
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.49% (v)	11,232,718	$ 11,232,718
Total Investment Companies		$ 4,861,015,259

Other Assets, Less Liabilities – 0.0%		54,108
Net Assets – 100.0%		$ 4,861,069,367
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $4,861,015,259.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,861,015,259	$—	$—	$4,861,015,259
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	32,586,962	3,565,687	(1,204,056)	34,948,593
MFS Emerging Markets Debt Fund	10,136,844	941,140	(1,147,699)	9,930,285
MFS Emerging Markets Debt Local Currency Fund	13,447,827	2,451,107	(1,891,860)	14,007,074
MFS Emerging Markets Equity Fund	1,307,326	115,128	(50,004)	1,372,450
MFS Global Bond Fund	10,938,228	844,767	(1,098,065)	10,684,930
MFS Global Real Estate Fund	12,938,279	441,006	(1,559,883)	11,819,402
MFS Growth Fund	5,287,927	222,002	(450,468)	5,059,461
MFS High Income Fund	73,947,753	4,034,714	(7,112,515)	70,869,952
MFS Inflation-Adjusted Bond Fund	24,110,048	1,201,909	(2,228,767)	23,083,190
MFS Institutional Money Market Portfolio	8,851,457	98,408,992	(96,027,731)	11,232,718
MFS International Growth Fund	7,272,340	396,306	(176,285)	7,492,361
MFS International New Discovery Fund	2,700,408	273,793	(35,377)	2,938,824
MFS International Value Fund	5,737,014	328,963	(136,036)	5,929,941
MFS Mid Cap Growth Fund	24,487,000	1,272,012	(2,314,776)	23,444,236
MFS Mid Cap Value Fund	18,884,107	1,432,264	(932,834)	19,383,537
MFS New Discovery Fund	3,004,903	729,096	(309,012)	3,424,987
MFS New Discovery Value Fund	6,295,418	630,993	(501,193)	6,425,218
MFS Research Fund	9,269,917	1,111,973	(676,380)	9,705,510
MFS Research International Fund	17,983,427	1,959,276	(185,822)	19,756,881
MFS Total Return Bond Fund	14,114,270	743,657	(1,522,497)	13,335,430
MFS Value Fund	13,882,418	649,496	(869,343)	13,662,571
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(5,120,139)	$(19,521,776)	$—	$5,910,326	$189,071,887
MFS Emerging Markets Debt Fund	(1,485,963)	1,455,834	—	5,343,263	141,407,257
MFS Emerging Markets Debt Local Currency Fund	(3,197,744)	1,456,011	—	3,723,446	93,287,115
MFS Emerging Markets Equity Fund	(143,047)	(2,676,889)	—	397,625	47,761,258
MFS Global Bond Fund	(2,107,437)	1,094,349	—	1,765,784	92,531,497
MFS Global Real Estate Fund	629,938	8,480,914	1,019,707	4,682,329	192,183,482
MFS Growth Fund	24,008,280	(12,118,699)	18,942,414	841,344	543,082,577
MFS High Income Fund	(2,724,152)	2,880,367	—	9,625,496	235,996,939
MFS Inflation-Adjusted Bond Fund	(2,899,402)	(2,639,366)	—	5,960,887	230,370,236
MFS Institutional Money Market Portfolio	1,841	498	—	176,048	11,232,718
MFS International Growth Fund	300,793	(12,481,165)	6,095,001	2,935,602	243,501,720
MFS International New Discovery Fund	(176,339)	(10,344,244)	4,757,164	923,022	95,864,439
MFS International Value Fund	(102,363)	(11,249,326)	6,583,634	3,898,909	243,424,101
MFS Mid Cap Growth Fund	17,270,319	(2,102,580)	16,539,484	—	447,316,021
MFS Mid Cap Value Fund	2,833,701	(17,538,127)	19,204,859	5,043,906	441,169,311
MFS New Discovery Fund	2,420,633	(12,321,608)	15,765,527	—	101,379,598
MFS New Discovery Value Fund	1,197,128	(5,287,241)	555,668	5,956,958	98,113,078
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$3,179,587	$(24,624,662)	$36,826,841	$4,523,018	$391,908,473
MFS Research International Fund	(94,612)	(27,559,754)	2,389,053	14,532,499	342,386,753
MFS Total Return Bond Fund	(1,044,604)	1,288,983	—	3,412,222	139,355,240
MFS Value Fund	861,798	10,388,641	7,238,035	8,739,401	539,671,559
	$33,608,216	$(133,419,840)	$135,917,387	$88,392,085	$4,861,015,259

4

Quarterly Report
February 28, 2019
MFS®  International DiversificationSM  Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
International Stock Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	43,827,354	$ 1,525,191,921
MFS International Growth Fund - Class R6	117,369,613	3,814,512,414
MFS International New Discovery Fund - Class R6	46,766,525	1,525,524,051
MFS International Value Fund - Class R6	92,911,650	3,814,023,239
MFS Research International Fund - Class R6	264,487,765	4,583,572,981
		$ 15,262,824,606
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.49% (v)	11,163,474	$ 11,163,474
Total Investment Companies		$ 15,273,988,080

Other Assets, Less Liabilities – 0.1%		13,959,145
Net Assets – 100.0%		$ 15,287,947,225
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $15,273,988,080.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,273,988,080	$—	$—	$15,273,988,080
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	32,888,122	11,895,413	(956,181)	43,827,354
MFS Institutional Money Market Portfolio	18,355,977	406,396,765	(413,589,268)	11,163,474
MFS International Growth Fund	88,360,509	29,522,036	(512,932)	117,369,613
MFS International New Discovery Fund	33,168,544	14,198,775	(600,794)	46,766,525
MFS International Value Fund	70,319,608	23,283,756	(691,714)	92,911,650
MFS Research International Fund	191,528,661	74,396,751	(1,437,647)	264,487,765
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(2,674,906)	$(61,118,154)	$—	$11,362,600	$1,525,191,921
MFS Institutional Money Market Portfolio	5,133	—	—	188,624	11,163,474
MFS International Growth Fund	1,316,010	(142,868,340)	71,452,756	56,581,407	3,814,512,414
MFS International New Discovery Fund	(2,693,236)	(133,878,739)	65,533,936	15,919,790	1,525,524,051
MFS International Value Fund	(1,049,076)	(128,473,084)	91,489,609	54,181,274	3,814,023,239
MFS Research International Fund	(3,527,040)	(296,968,540)	29,486,757	179,366,566	4,583,572,981
	$(8,623,115)	$(763,306,857)	$257,963,058	$317,600,261	$15,273,988,080

3

Quarterly Report
February 28, 2019
MFS®  International Growth Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 1.6%
Rolls-Royce Holdings PLC	10,324,042	$ 130,770,916
Airlines – 0.3%
Japan Airport Terminal Co. Ltd.	539,100	$ 21,377,311
Alcoholic Beverages – 5.6%
Ambev S.A., ADR	8,831,227	$ 40,005,458
China Resources Beer Holdings Co. Ltd.	15,462,000	57,615,020
Diageo PLC	4,326,605	167,193,851
Pernod Ricard S.A.	1,062,698	183,007,049
		$ 447,821,378
Apparel Manufacturers – 4.8%
Burberry Group PLC	2,259,221	$ 56,619,189
Kering S.A.	190,052	103,785,392
LVMH Moet Hennessy Louis Vuitton SE	640,918	220,161,559
		$ 380,566,140
Broadcasting – 1.3%
Publicis Groupe S.A.	868,534	$ 48,141,023
WPP PLC	5,081,086	55,653,112
		$ 103,794,135
Business Services – 5.9%
Accenture PLC, “A”	712,449	$ 114,975,020
Brenntag AG	1,182,801	58,658,405
Compass Group PLC	3,267,036	72,148,314
Experian PLC	4,221,223	109,932,786
Infosys Technologies Ltd., ADR	6,033,342	64,677,426
Intertek Group PLC	651,767	43,966,992
		$ 464,358,943
Computer Software – 3.9%
OBIC Co. Ltd.	670,600	$ 63,952,613
SAP AG	2,273,470	243,597,154
		$ 307,549,767
Computer Software - Systems – 3.0%
Amadeus IT Group S.A.	1,045,828	$ 78,749,959
Hitachi Ltd.	3,429,300	102,603,647
NICE Systems Ltd., ADR (a)	497,434	58,543,007
		$ 239,896,613
Construction – 0.7%
Toto Ltd.	1,511,300	$ 57,149,145
Consumer Products – 5.4%
Kao Corp.	816,900	$ 61,737,457
L'Oréal	820,372	207,061,908
Reckitt Benckiser Group PLC	2,045,192	156,437,932
		$ 425,237,297
Consumer Services – 0.4%
51job, Inc., ADR (a)	448,894	$ 32,437,080
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.1%
Brambles Ltd.	10,029,555	$ 83,666,125
Electrical Equipment – 3.7%
Legrand S.A.	588,997	$ 38,857,348
Mettler-Toledo International, Inc. (a)	73,238	49,868,486
Prysmian S.p.A.	2,585,873	52,796,329
Schneider Electric S.A.	1,946,724	151,502,407
		$ 293,024,570
Electronics – 3.9%
Mellanox Technologies Ltd. (a)	530,268	$ 56,971,994
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,434,610	251,271,520
		$ 308,243,514
Energy - Independent – 1.3%
Caltex Australia Ltd.	1,567,286	$ 31,796,181
Oil Search Ltd.	11,997,866	71,234,459
		$ 103,030,640
Energy - Integrated – 0.6%
Suncor Energy, Inc.	1,401,052	$ 48,293,414
Food & Beverages – 6.9%
Danone S.A.	2,430,366	$ 183,363,866
Nestle S.A.	4,049,782	366,653,276
		$ 550,017,142
Food & Drug Stores – 0.8%
Sundrug Co. Ltd.	2,146,000	$ 65,651,640
Gaming & Lodging – 0.5%
Paddy Power Betfair PLC	501,821	$ 40,135,084
Insurance – 3.7%
AIA Group Ltd.	29,028,400	$ 290,293,245
Internet – 3.3%
Alibaba Group Holding Ltd., ADR (a)	320,412	$ 58,645,008
Baidu, Inc., ADR (a)	895,425	145,542,379
NAVER Corp.	517,707	61,220,798
		$ 265,408,185
Leisure & Toys – 0.6%
BANDAI NAMCO Holdings, Inc.	1,041,300	$ 44,280,824
Machinery & Tools – 1.8%
GEA Group AG	2,363,925	$ 56,653,965
Ritchie Bros. Auctioneers, Inc.	2,377,238	88,047,859
		$ 144,701,824
Major Banks – 1.3%
UBS AG	7,949,672	$ 101,158,093
Medical & Health Technology & Services – 1.3%
Fresenius Medical Care AG & Co. KGaA	1,287,249	$ 100,852,758
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.1%
EssilorLuxottica	1,139,133	$ 137,927,917
QIAGEN N.V. (a)	2,234,792	85,460,789
Terumo Corp.	1,614,800	98,801,741
		$ 322,190,447
Metals & Mining – 0.3%
Grupo Mexico S.A.B. de C.V., “B”	8,900,842	$ 22,292,036
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	8,524,000	$ 37,029,001
Other Banks & Diversified Financials – 7.0%
Aeon Financial Service Co. Ltd.	3,414,800	$ 67,061,384
Credicorp Ltd.	235,044	57,136,846
DBS Group Holdings Ltd.	6,078,100	111,671,601
Element Fleet Management Corp.	3,968,848	22,710,153
Grupo Financiero Banorte S.A. de C.V.	12,934,269	70,335,043
Grupo Financiero Inbursa S.A. de C.V.	10,709,397	15,974,061
HDFC Bank Ltd.	5,154,718	150,565,851
Julius Baer Group Ltd.	902,497	39,416,707
Komercni Banka A.S.	573,606	24,081,305
		$ 558,952,951
Pharmaceuticals – 9.4%
Bayer AG	1,906,082	$ 152,372,086
Novartis AG	2,014,974	183,801,646
Novo Nordisk A.S., “B”	1,361,092	66,785,194
Roche Holding AG	1,235,272	343,210,185
		$ 746,169,111
Railroad & Shipping – 2.5%
Adani Ports and Special Economic Zone Ltd.	2,944,991	$ 13,491,859
Canadian National Railway Co.	2,169,863	186,347,834
		$ 199,839,693
Restaurants – 1.0%
Yum China Holdings, Inc.	1,930,485	$ 80,539,834
Specialty Chemicals – 7.8%
Akzo Nobel N.V.	1,415,210	$ 128,343,752
Croda International PLC	1,173,539	74,884,324
L'Air Liquide S.A.	955,325	119,149,400
Linde PLC	1,007,588	175,121,077
Sika AG	360,752	48,796,674
Symrise AG	825,523	72,752,994
		$ 619,048,221
Specialty Stores – 0.2%
Just Eat PLC (a)	1,977,438	$ 19,576,387
Telecommunications - Wireless – 0.3%
SoftBank Corp.	276,800	$ 25,528,229
Tobacco – 1.9%
ITC Ltd.	17,805,431	$ 69,105,137
Japan Tobacco, Inc.	3,316,700	84,297,412
		$ 153,402,549
Total Common Stocks		$ 7,834,284,242
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.49% (v)	97,389,969	$ 97,389,969

Other Assets, Less Liabilities – 0.1%		7,130,998
Net Assets – 100.0%		$ 7,938,805,209
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $97,389,969 and $7,834,284,242, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
4

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,834,284,242	$—	$—	$7,834,284,242
Mutual Funds	97,389,969	—	—	97,389,969
Total	$7,931,674,211	$—	$—	$7,931,674,211
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	70,326,042	1,323,955,720	(1,296,891,793)	97,389,969
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$9,182	$5,925	$—	$1,361,048	$97,389,969

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2019, are as follows:
France	17.6%
Switzerland	13.6%
United Kingdom	11.2%
Germany	9.7%
Japan	8.7%
United States	6.3%
China	5.2%
Canada	4.4%
India	3.8%
Other Countries	19.5%
6

Quarterly Report
February 28, 2019
MFS®  International Value Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.5%
Airlines – 0.6%
Ryanair Holdings PLC (a)	2,239,764	$ 166,952,008
Alcoholic Beverages – 6.8%
Diageo PLC	17,535,955	$ 677,645,370
Heineken N.V.	4,584,630	462,029,912
Pernod Ricard S.A.	4,326,237	745,020,567
		$ 1,884,695,849
Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	2,364,475	$ 181,093,601
LVMH Moet Hennessy Louis Vuitton SE	246,783	84,772,358
		$ 265,865,959
Automotive – 0.3%
USS Co. Ltd.	3,966,900	$ 72,173,985
Brokerage & Asset Managers – 0.3%
Daiwa Securities Group, Inc.	5,164,900	$ 26,203,301
Euronext N.V. (a)	569,368	34,745,204
IG Group Holdings PLC	4,887,956	36,597,318
		$ 97,545,823
Business Services – 9.6%
Brenntag AG	3,254,125	$ 161,381,148
Bunzl PLC	1,106,408	34,823,392
Compass Group PLC	23,872,195	527,186,914
Experian PLC	9,895,435	257,705,583
Intertek Group PLC	4,039,888	272,523,345
Nomura Research Institute Ltd.	6,462,118	262,624,093
Rentokil Initial PLC	13,361,961	62,206,440
Secom Co. Ltd.	4,015,600	346,566,833
SGS S.A.	152,183	388,062,457
Sohgo Security Services Co. Ltd.	2,743,500	118,389,046
Thomson Reuters Corp.	4,232,663	230,167,836
		$ 2,661,637,087
Chemicals – 3.2%
Givaudan S.A.	350,813	$ 877,691,559
Computer Software – 8.5%
ANSYS, Inc. (a)	2,320,629	$ 411,354,697
Cadence Design Systems, Inc. (a)(h)	14,635,884	837,904,359
Check Point Software Technologies Ltd. (a)	1,185,112	144,939,198
Dassault Systems S.A.	2,983,245	436,546,782
OBIC Co. Ltd.	3,210,400	306,163,836
SAP AG	1,687,067	180,765,403
Wisetech Global Ltd.	2,348,953	32,091,593
		$ 2,349,765,868
Computer Software - Systems – 2.4%
Amadeus IT Group S.A.	8,157,937	$ 614,285,715
Descartes Systems Group, Inc. (a)	1,460,721	50,450,070
		$ 664,735,785
Construction – 0.4%
Geberit AG	261,219	$ 104,272,982
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 9.2%
Colgate-Palmolive Co.	8,952,653	$ 589,711,253
Kao Corp.	8,104,100	612,469,730
KOSE Corp.	501,200	81,026,546
L'Oréal	2,061,728	520,380,185
Reckitt Benckiser Group PLC	7,969,811	609,615,505
ROHTO Pharmaceutical Co. Ltd.	5,656,500	148,536,092
		$ 2,561,739,311
Containers – 0.7%
Brambles Ltd.	24,568,669	$ 204,950,801
Electrical Equipment – 6.2%
IMI PLC (h)	19,439,564	$ 243,913,415
Legrand S.A.	6,577,603	433,938,048
OMRON Corp.	5,717,900	246,485,529
Schneider Electric S.A.	6,753,532	525,588,811
Spectris PLC	5,075,169	177,642,931
Yokogawa Electric Corp.	5,552,300	106,797,032
		$ 1,734,365,766
Electronics – 9.1%
Analog Devices, Inc.	5,063,926	$ 541,637,525
DISCO Corp.	350,700	48,263,922
Halma PLC	12,194,930	251,355,479
Hirose Electric Co. Ltd. (h)	2,361,900	242,621,047
Infineon Technologies AG	15,252,553	334,922,580
NVIDIA Corp.	236,734	36,518,587
Samsung Electronics Co. Ltd.	3,849,263	154,353,838
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,712,679	574,530,115
Texas Instruments, Inc.	3,162,771	334,557,916
		$ 2,518,761,009
Engineering - Construction – 0.2%
Wartsila Corp.	3,010,206	$ 48,894,105
Food & Beverages – 10.5%
Chocoladefabriken Lindt & Sprungli AG	3,400	$ 22,109,113
Danone S.A.	7,341,351	553,883,038
Ezaki Glico Co. Ltd.	541,900	27,419,513
ITO EN Ltd. (h)	7,216,100	326,283,084
Kerry Group PLC	3,025,285	311,420,325
Nestle S.A.	14,425,616	1,306,045,450
Nissan Foods Holdings Co. Ltd.	1,120,800	77,726,497
Toyo Suisan Kaisha Ltd. (h)	7,974,600	295,474,795
		$ 2,920,361,815
Insurance – 1.7%
Fairfax Financial Holdings Ltd.	408,630	$ 202,313,693
Hiscox Ltd.	8,374,448	177,608,066
Jardine Lloyd Thompson Group PLC	4,191,090	106,062,873
		$ 485,984,632
Machinery & Tools – 4.1%
GEA Group AG	6,530,132	$ 156,501,525
Misumi Group, Inc.	4,605,100	111,589,962
Nordson Corp.	1,974,855	268,106,315
Schindler Holding AG	510,351	115,360,138
SMC Corp.	517,800	180,009,420
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax Sarco Engineering PLC	3,414,425	$ 301,839,284
		$ 1,133,406,644
Major Banks – 1.7%
Svenska Handelsbanken AB, “A”	22,673,117	$ 258,619,844
UBS AG	17,426,192	221,745,041
		$ 480,364,885
Medical Equipment – 2.3%
Dentsply Sirona, Inc.	3,194,375	$ 133,397,100
Nihon Kohden Corp. (h)	8,370,900	251,205,854
Terumo Corp.	4,395,200	268,920,863
		$ 653,523,817
Oil Services – 0.4%
Core Laboratories N.V.	1,693,633	$ 109,764,355
Other Banks & Diversified Financials – 1.7%
Chiba Bank Ltd.	11,403,000	$ 69,155,591
DnB NOR A.S.A.	4,227,694	81,029,587
Hachijuni Bank Ltd.	11,186,700	46,466,982
Julius Baer Group Ltd.	1,636,275	71,464,583
Jyske Bank A.S.	1,420,192	55,622,482
Mebuki Financial Group, Inc.	18,838,670	50,871,930
North Pacific Bank Ltd.	16,768,700	46,184,819
Sydbank A.S.	1,883,144	44,843,939
		$ 465,639,913
Pharmaceuticals – 2.8%
Bayer AG	1,501,852	$ 120,057,963
Kobayashi Pharmaceutical Co. Ltd. (h)	4,512,200	363,518,198
Santen Pharmaceutical Co. Ltd.	19,575,300	304,697,847
		$ 788,274,008
Printing & Publishing – 0.6%
RELX Group PLC	7,367,525	$ 169,195,971
Real Estate – 5.1%
Deutsche Wohnen SE	12,552,824	$ 585,406,279
LEG Immobilien AG	1,704,157	190,272,591
TAG Immobilien AG	6,518,990	152,007,934
Vonovia SE	10,355,201	502,235,964
		$ 1,429,922,768
Specialty Chemicals – 2.4%
Croda International PLC	1,066,065	$ 68,026,335
Kansai Paint Co. Ltd.	5,361,600	98,463,152
Sika AG	710,280	96,075,146
Symrise AG	4,590,127	404,525,957
		$ 667,090,590
Specialty Stores – 0.1%
Esprit Holdings Ltd. (a)	70,146,850	$ 16,442,588
Telecommunications - Wireless – 1.1%
KDDI Corp.	12,127,500	$ 292,511,405
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.5%
British American Tobacco PLC	1,906,349	$ 69,748,269
Japan Tobacco, Inc.	3,101,100	78,817,712
		$ 148,565,981
Total Common Stocks		$ 25,975,097,269
Preferred Stocks – 2.4%
Consumer Products – 2.4%
Henkel AG & Co. KGaA	6,625,058	$ 661,933,089
Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 2.49% (v)	1,084,730,611	$ 1,084,730,611

Other Assets, Less Liabilities – 0.2%		65,870,264
Net Assets – 100.0%		$ 27,787,631,233
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,645,651,363 and $24,076,109,606, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 2/28/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	199,686,524	JPY	21,814,954,000	BNP Paribas S.A.	8/22/2019	$1,312,362
USD	484,430,176	JPY	52,776,245,500	Goldman Sachs International	8/22/2019	4,509,683
USD	483,004,814	JPY	52,776,245,500	JPMorgan Chase Bank N.A.	8/22/2019	3,084,321
						$8,906,366
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$26,637,030,358	$—	$—	$26,637,030,358
Mutual Funds	1,084,730,611	—	—	1,084,730,611
Total	$27,721,760,969	$—	$—	$27,721,760,969
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$8,906,366	$—	$8,906,366
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Cadence Design Systems, Inc.	14,635,884	—	—	14,635,884
Hirose Electric Co. Ltd.	1,979,600	382,300	—	2,361,900
IMI PLC	19,439,564	—	—	19,439,564
ITO EN Ltd.	7,216,100	—	—	7,216,100
Kobayashi Pharmaceutical Co. Ltd.	4,512,200	—	—	4,512,200
MFS Institutional Money Market Portfolio	1,762,223,830	1,537,943,686	(2,215,436,905)	1,084,730,611
Nihon Kohden Corp.	8,370,900	—	—	8,370,900
Spectris PLC*	6,039,759	—	(964,590)	5,075,169
Toyo Suisan Kaisha Ltd.	7,574,200	400,400	—	7,974,600
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
Cadence Design Systems, Inc.	$—	$216,611,084	$—	$—	$837,904,359
Hirose Electric Co. Ltd.	—	—	—	1,896,875	242,621,047
IMI PLC	—	(55,853,739)	—	3,652,309	243,913,415
ITO EN Ltd.	—	30,800,386	—	1,155,366	326,283,084
Kobayashi Pharmaceutical Co. Ltd.	—	(32,992,106)	—	2,429,928	363,518,198
MFS Institutional Money Market Portfolio	35,389	108,246	—	24,713,081	1,084,730,611
Nihon Kohden Corp.	—	18,819,789	—	1,136,321	251,205,854
Spectris PLC*	(7,916,700)	(9,292,848)	—	1,374,485	—
Toyo Suisan Kaisha Ltd.	—	10,598,929	—	1,910,338	295,474,795
	$(7,881,311)	$178,799,741	$—	$38,268,703	$3,645,651,363

* No longer considered an affiliated issuer as of period end.
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2019, are as follows:
Japan	19.9%
United States	15.9%
United Kingdom	14.5%
Germany	12.4%
Switzerland	12.2%
France	12.0%
Spain	2.2%
Taiwan	2.1%
Canada	1.7%
Other Countries	7.1%
6

Quarterly Report
February 28, 2019
MFS®  Managed Wealth Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 2.8%
U.S. Treasury Obligations – 2.8%
U.S. Treasury Notes, 1.625%, 3/31/2019 (f)	$150,000	$ 149,900
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	150,000	149,560
U.S. Treasury Notes, 1.75%, 9/30/2019 (f)	150,000	149,303
U.S. Treasury Notes, 1.875%, 12/31/2019 (f)	150,000	149,174
U.S. Treasury Notes, 1.625%, 3/15/2020 (f)	150,000	148,576
U.S. Treasury Notes, 1.875%, 6/30/2020 (f)	150,000	148,676
U.S. Treasury Notes, 2%, 9/30/2020 (f)	185,000	183,432
Total Bonds		$ 1,078,621
Investment Companies (h) – 96.7%
International Stock Funds – 29.9%
MFS Institutional International Equity Fund	468,142	$ 11,483,526
U.S. Stock Funds – 59.9%
MFS Growth Fund - Class R6	107,132	$ 11,499,519
MFS Value Fund - Class R6	290,967	11,493,204
		$ 22,992,723
Money Market Funds – 6.9%
MFS Institutional Money Market Portfolio, 2.49% (v)	2,637,680	$ 2,637,680
Total Investment Companies		$ 37,113,929
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Russell 2000 Index – March 2019 @ $1,200	Put	Exchange Traded	$1,890,659	12	$ 60
Russell 2000 Index – June 2019 @ $1,150	Put	Exchange Traded	1,890,659	12	3,060
Russell 2000 Index – December 2019 @ $1,150	Put	Exchange Traded	1,890,659	12	13,680
S&P 500 Index – March 2019 @ $2,425	Put	Exchange Traded	1,392,245	5	335
S&P 500 Index – June 2019 @ $2,500	Put	Exchange Traded	1,392,245	5	11,715
S&P 500 Index – September 2019 @ $2,350	Put	Exchange Traded	1,392,245	5	13,625
Total Purchased Options					$42,475
Other Assets, Less Liabilities – 0.4%	169,794
Net Assets – 100.0%	$38,404,819
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,113,929 and $1,121,096, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

1

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/28/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index Future	Short	USD	87	$8,130,150	March – 2019	$(469,970)
Russell 1000 Mini Growth Index	Short	USD	111	8,221,215	March – 2019	(638,118)
Russell 1000 Mini Value Index	Short	USD	136	8,232,760	March – 2019	(503,787)
						$(1,611,875)
At February 28, 2019, the fund had cash collateral of $54,452 and other liquid securities with an aggregate value of $1,078,621 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
3

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$25,675	$16,800	$—	$42,475
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,078,621	—	1,078,621
Mutual Funds	37,113,929	—	—	37,113,929
Total	$37,139,604	$1,095,421	$—	$38,235,025
Other Financial Instruments
Futures Contracts - Liabilities	$(1,611,875)	$—	$—	$(1,611,875)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	70,597	42,911	(6,376)	107,132
MFS Institutional International Equity Fund	289,376	193,282	(14,516)	468,142
MFS Institutional Money Market Portfolio	1,943,232	19,762,600	(19,068,152)	2,637,680
MFS Value Fund	188,919	114,715	(12,667)	290,967
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$(41,442)	$304,420	$327,399	$20,574	$11,499,519
MFS Institutional International Equity Fund	(28,953)	(168,593)	13,406	130,782	11,483,526
MFS Institutional Money Market Portfolio	51	95	—	37,658	2,637,680
MFS Value Fund	(28,192)	272,034	124,954	144,145	11,493,204
	$(98,536)	$407,956	$465,759	$333,159	$37,113,929

4

Quarterly Report
February 28, 2019
MFS®  Moderate Allocation Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 38.8%
MFS Emerging Markets Debt Fund - Class R6	11,242,107	$ 160,087,604
MFS Emerging Markets Debt Local Currency Fund - Class R6	15,860,561	105,631,338
MFS Global Bond Fund - Class R6	30,204,348	261,569,656
MFS Government Securities Fund - Class R6	54,271,685	519,922,739
MFS High Income Fund - Class R6	80,263,907	267,278,809
MFS Inflation-Adjusted Bond Fund - Class R6	36,536,157	364,630,849
MFS Total Return Bond Fund - Class R6	40,233,731	420,442,485
		$ 2,099,563,480
International Stock Funds – 13.2%
MFS International Growth Fund - Class R6	5,060,061	$ 164,452,002
MFS International New Discovery Fund - Class R6	1,660,188	54,155,320
MFS International Value Fund - Class R6	4,007,533	164,509,240
MFS Research International Fund - Class R6	19,068,945	330,464,818
		$ 713,581,380
Specialty Funds – 6.0%
MFS Commodity Strategy Fund - Class R6	29,636,393	$ 160,332,885
MFS Global Real Estate Fund - Class R6	9,963,561	162,007,500
		$ 322,340,385
U.S. Stock Funds – 42.0%
MFS Growth Fund - Class R6	4,133,540	$ 443,694,156
MFS Mid Cap Growth Fund - Class R6	20,444,442	390,079,950
MFS Mid Cap Value Fund - Class R6	16,919,800	385,094,638
MFS New Discovery Fund - Class R6	2,878,183	85,194,233
MFS New Discovery Value Fund - Class R6	5,408,460	82,587,187
MFS Research Fund - Class R6	10,898,517	440,082,123
MFS Value Fund - Class R6	11,156,786	440,693,030
		$ 2,267,425,317
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.49% (v)	2,401,153	$ 2,401,153
Total Investment Companies		$ 5,405,311,715

Other Assets, Less Liabilities – 0.0%		471,482
Net Assets – 100.0%		$ 5,405,783,197
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $5,405,311,715.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,405,311,715	$—	$—	$5,405,311,715
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	28,010,861	3,049,683	(1,424,151)	29,636,393
MFS Emerging Markets Debt Fund	11,746,040	906,113	(1,410,046)	11,242,107
MFS Emerging Markets Debt Local Currency Fund	15,633,262	2,659,613	(2,432,314)	15,860,561
MFS Global Bond Fund	31,694,452	1,953,829	(3,443,933)	30,204,348
MFS Global Real Estate Fund	11,137,837	408,562	(1,582,838)	9,963,561
MFS Government Securities Fund	59,530,907	1,914,702	(7,173,924)	54,271,685
MFS Growth Fund	4,400,811	202,461	(469,732)	4,133,540
MFS High Income Fund	85,360,038	3,598,045	(8,694,176)	80,263,907
MFS Inflation-Adjusted Bond Fund	39,036,322	1,481,060	(3,981,225)	36,536,157
MFS Institutional Money Market Portfolio	2,634,213	99,231,100	(99,464,160)	2,401,153
MFS International Growth Fund	5,001,585	293,377	(234,901)	5,060,061
MFS International New Discovery Fund	1,553,131	152,782	(45,725)	1,660,188
MFS International Value Fund	3,959,973	217,737	(170,177)	4,007,533
MFS Mid Cap Growth Fund	21,810,891	1,360,261	(2,726,710)	20,444,442
MFS Mid Cap Value Fund	16,845,717	1,339,706	(1,265,623)	16,919,800
MFS New Discovery Fund	2,575,990	642,171	(339,978)	2,878,183
MFS New Discovery Value Fund	5,404,668	582,976	(579,184)	5,408,460
MFS Research Fund	10,621,984	1,327,368	(1,050,835)	10,898,517
MFS Research International Fund	17,694,941	1,850,887	(476,883)	19,068,945
MFS Total Return Bond Fund	43,552,221	1,561,831	(4,880,321)	40,233,731
MFS Value Fund	11,607,159	604,652	(1,055,025)	11,156,786
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(5,333,700)	$(15,735,682)	$—	$5,064,776	$160,332,885
MFS Emerging Markets Debt Fund	(1,804,558)	1,714,136	—	6,097,678	160,087,604
MFS Emerging Markets Debt Local Currency Fund	(4,114,767)	2,045,203	—	4,259,561	105,631,338
MFS Global Bond Fund	(6,268,817)	3,283,488	—	5,048,900	261,569,656
MFS Global Real Estate Fund	885,443	6,998,901	592,615	4,228,038	162,007,500
MFS Government Securities Fund	(6,796,224)	8,082,051	—	10,987,926	519,922,739
MFS Growth Fund	24,265,793	(13,755,433)	14,997,745	1,233,004	443,694,156
MFS High Income Fund	(3,069,066)	3,321,343	—	10,965,099	267,278,809
MFS Inflation-Adjusted Bond Fund	(4,077,930)	(4,847,436)	—	9,536,610	364,630,849
MFS Institutional Money Market Portfolio	(147)	75	—	40,026	2,401,153
MFS International Growth Fund	627,039	(8,967,758)	3,446,881	2,729,487	164,452,002
MFS International New Discovery Fund	(151,654)	(5,904,339)	2,618,647	636,133	54,155,320
MFS International Value Fund	902,801	(8,563,985)	4,486,708	2,657,084	164,509,240
MFS Mid Cap Growth Fund	19,611,144	(5,648,950)	14,497,322	—	390,079,950
MFS Mid Cap Value Fund	5,988,962	(18,906,702)	12,476,433	8,933,628	385,094,638
MFS New Discovery Fund	2,454,632	(10,856,802)	8,884,652	4,519,400	85,194,233
MFS New Discovery Value Fund	1,404,217	(4,863,355)	2,670,010	2,884,417	82,587,187
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$7,871,037	$(31,580,656)	$39,465,335	$7,279,245	$440,082,123
MFS Research International Fund	(392,687)	(26,867,473)	2,340,460	14,236,905	330,464,818
MFS Total Return Bond Fund	(3,658,961)	4,288,979	—	10,380,678	420,442,485
MFS Value Fund	5,055,449	4,792,554	5,685,693	7,450,426	440,693,030
	$33,398,006	$(121,971,841)	$112,162,501	$119,169,021	$5,405,311,715

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.